INVESTMENTS	12 Months Ended
Dec. 31, 2022
Investments, All Other Investments [Abstract]
INVESTMENTS

NOTE 12 — INVESTMENTS

As of December 31, 2021 and 2022, investments consist of the following:

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
(i) Investment in joint ventures	-	-	-
(ii) Investment in associates	521	227	29
(iii) Equity investments at fair value	1,312	94	12
	1,833	321	41

(i) Investments in joint ventures

The followings are details of investments in joint ventures.

			Percentage of
Name	Particulars of issued shares held/paid-up capital	Place of registration and business	Ownership interest	Voting power	Profit sharing	Principal activity
Ease Global Limited (“EA Trading”)	Issued shares of US$100	BVI	30	50	30	Trading business
Graphex Michigan I, LLC (“Michigan”)	90 JV units	US	33	33	33	Develop and operate an anode material processing facility in the US

EA Trading

The Group has discontinued the recognition of its share of losses of a joint venture, EA Trading, because the share of losses of the joint venture exceeded the Group’s interest in the joint venture and the Group has no obligation to take up further losses. The amount of the Group’s unrecognized share of losses and accumulated loss of EA Trading were HK$2,457,000 and HK$5,812,000 for the year ended December 31, 2020. The amount of the Group’s unrecognized share of losses and accumulated loss of EA Trading were HK$3,267,000 and HK$9,079,000 for the year ended December 31, 2021. The amount of the Group’s unrecognized share of losses and accumulated loss of EA Trading were HK$1,954,000 (approximately US$251,000) and HK$11,033,000 (approximately US$1,414,000) for the year ended December 31, 2022.

Michigan

During the year ended December 31, 2022, the Group established a new joint venture Graphex Michigan I, LLC (“Michigan”). Michigan which did not started its operation as of December 31, 2022.

(ii) Investments in Associates

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Teddy	521	227	29

Particulars of the Group’s associates are as follows:

		Percentage of
Name	Particulars of Place of issued shares held/ registration paid-up capital and business	Ownership interest	Voting power	Profit sharing	Principal activity
Shanghai Teddy Friends Investment Management Limited (“Teddy”)	Registered capital of Mainland China RMB27,000,000	20	20	20	Investment holding
Suzhou Sudi Investment and Development Limited (“Sudi”)	Registered capital of Mainland China RMB35,000,000	10	10	10	Operating a theme park facility in Mainland China

Teddy and its subsidiary, Sudi are indirectly held by the Company. Teddy and Sudi, which are considered as associates of the Group and are accounted for using the equity method.

Movements on investment in associates during the years ended December 31, 2021 and 2022 were as follows:

HK$’000
As of January 1, 2021	854
Share of loss	(356)
Exchange difference	23
As of December 31, 2021 and January 1, 2022	521
Share of loss	(249)
Exchange difference	(45)
As of December 31, 2022	227

For the years ended December 31, 2020, 2021 and 2022, the Group recognized share of loss of HK$419,000, HK$356,000 and HK249,000(approximately US$32,000), respectively. There was no indicator of impairment noted for the investments in associates as of December 31, 2020, 2021 and 2022.

(iii) Equity investments at fair value

	As of December 31,
	2021	2022	2022
	HK$’000	HK$’000	US$’000
Unlisted equity investment, at fair value
Shenzhen Qianhai Lendbang Internet Financial Services Limited (“Lendbang”)	1,312	94	12

In 2015, the Company paid HK$2.86 million for investing in approximately 7.41% equity interest in an unlisted entity, namely Shenzhen Qianhai Lendbang Internet Financial Services Limited (“Lendbang”), which is an associate of Pubang Landscape Architecture Company Limited (“Pubang”) principally engaged in the internet financial services business. The above equity investment was irrevocably designated at fair value through other comprehensive income as the Group considers the investment to be strategic in nature.

Movements on unlisted equity investment unlisted during the years ended December 31, 2021 and 2022 were as follows:

HK$’000
As of January 1, 2021	1,235
Change in fair value	41
Exchange difference	36
As of December 31, 2021 and January 1, 2022	1,312
Change in fair value	(1,151)
Exchange difference	(67)
As of December 31, 2022	94

During the years ended December 31, 2020, 2021 and 2022, the Group received dividends in the amounts of HK$250,000, HK$ nil and HK$60,000 (approximately US$7,000) from Lendbang, respectively. For the years ended December 31, 2020, 2021 and 2022, the Group recognized changes in fair value in the amounts of increase of HK$336,000, increase of HK$41,000 and decrease of HK$1,151,000 (approximately US$148,000) through loss in the consolidated statement of operations.